Provisions - Summary of provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Disclosure of other provisions [line items]
Beginning Balance	$ 7,517	$ 4,123
Provisions made	18,456	14,914
Provisions used	(16,536)	(11,287)
Effect of change in exchange rate	166	(233)
Ending Balance	9,603	7,517
Chargebacks and rebates
Disclosure of other provisions [line items]
Beginning Balance	6,032	3,713
Provisions made	15,407	12,910
Provisions used	(14,506)	(10,358)
Effect of change in exchange rate	168	(233)
Ending Balance	7,101	6,032
Returns
Disclosure of other provisions [line items]
Beginning Balance	1,485	410
Provisions made	1,086	2,004
Provisions used	(309)	(929)
Ending Balance	2,262	1,485
Other
Disclosure of other provisions [line items]
Beginning Balance	0	0
Provisions made	1,963
Provisions used	(1,721)	0
Effect of change in exchange rate	(2)
Ending Balance	$ 240	$ 0